Cover	Nov. 07, 2019
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 07, 2019
Entity File Number	001-35624
Entity Registrant Name	INVESTORS REAL ESTATE TRUST
Entity Central Index Key	0000798359
Entity Tax Identification Number	45-0311232
Entity Incorporation, State or Country Code	ND
Entity Address, Address Line One	1400 31st Avenue SW
Entity Address, Address Line Two	Suite 60
Entity Address, Address Line Three	Post Office Box 1988
Entity Address, City or Town	Minot
Entity Address, State or Province	ND
Entity Address, Postal Zip Code	58702-1988
City Area Code	701
Local Phone Number	837-4738
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Shares of Beneficial Interest, no par value
Document Information [Line Items]
Title of 12(b) Security	Common Shares of Beneficial Interest, no par value
Trading Symbol	IRET
Security Exchange Name	NYSE
Series C Cumulative Redeemable Preferred Shares
Document Information [Line Items]
Title of 12(b) Security	Series C Cumulative Redeemable Preferred Shares
Trading Symbol	IRET-C
Security Exchange Name	NYSE